Risks and Financial Instruments - Contractual undiscounted cash outflows (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020 R$ / shares
2020 [member]
Summary of risks and financial instruments [line items]
TJLP rate	4.39%
2021 [member]
Summary of risks and financial instruments [line items]
DI rate	2.29%
Exchange rate of the Real against the U.S. dollar	4.86
IGP-M rate	4.79%
IPCA rate	3.60%
2022 [member]
Summary of risks and financial instruments [line items]
DI rate	3.74%
Exchange rate of the Real against the U.S. dollar	4.33
IGP-M rate	4.02%
IPCA rate	3.30%
2023 [member]
Summary of risks and financial instruments [line items]
DI rate	4.84%
Exchange rate of the Real against the U.S. dollar	4.17
IGP-M rate	3.25%
IPCA rate	3.00%
2024 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.20
2025 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.22
2026 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.24
2027 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.26
2028 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.28
2029 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.30